Directors' Emoluments	12 Months Ended
Dec. 31, 2022
Directors' Emoluments [Abstract]
DIRECTORS’ EMOLUMENTS
18.	DIRECTORS’ EMOLUMENTS

The emoluments paid or payable to the directors of the Company were as follows:

	Year ended December 31,
	2022	2021	2020
Salaries
Yan Keyan	-	597,669	306,466
Sun Lei	1,470,000	772,000	-
Li Huidan	228,000	772,000	-
Mu Ruifeng	228,000	-	-
Jin Yan	228,000	-	-
Lixia Tu	-	-	237,880
John Sano	-	-	10,350
Themis Kalapotharakos	-	-	82,800
Matthew Los	-	-	82,800
Zhongmin Zhang	-	-	10,350
Yuet Mei Chan	-	-	10,350
	2,154,000	2,141,669	740,996
Social Welfare
Yan Keyan	-	1,242	432
	-	1,242	432